Earnings (Loss) Per Share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net income (loss) attributable to Owners of the Parent	R$ 803,232	R$ 301,232	R$ (108,731)
Less: Net loss allocated to participating share grants of the Company			(2,025)
Less: Net loss allocated to participating shares of Group companies		(126)	(20)
Numerator of basic and diluted EPS	R$ 803,232	R$ 301,358	R$ (106,686)